Summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies

2	Summary of significant accounting policies

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements and have been consistently applied in the preparation of the financial statements.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

The accompanying consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries. Significant inter-company balances, investment and capital, if any, have been eliminated upon consolidation.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, professional service revenue estimated for various projects, the useful lives and impairment of long-lived assets, and collectability of accounts receivable and other current assets. Actual results may differ from these estimates.

2	Summary of significant accounting policies (continued)

Cash and cash equivalents

Cash and cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use. The Company maintains most of its bank accounts in Singapore.

Accounts receivable, net

Accounts receivable mainly represent amounts due from clients that meet the revenue recognition criteria. These accounts receivable are recorded net of any allowance for credit losses, do not bear interest, and specific customer credit allowances. The Company maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. The Company writes off the receivable when it is determined to be uncollectible.

Other current assets

Other current assets, net, primarily consists of deposits, prepayments made to vendors or services providers for future services that have not been provided, prepaid rent and other receivables from third parties. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2024 and 2025, management believes that the Company’s other current assets are not impaired.

Long-term investment

The Company carries equity investment without readily determinable fair values at cost and recognizes income as any dividends declared from distribution of investee’s earnings.

The Company reviews the equity investment without readily determinable fair values for impairment whenever events or changes in circumstances indicate that the carrying value may no longer recoverable. An impairment loss is recognized in earnings equal to the difference between the investment’s carrying amount and its fair value at the balance sheet date of the reporting period for which the assessment is made in accordance with ASC topic 321. Investments - Equity Securities.

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	lesser of lease term or expected useful life
Software	1 year
Furniture & fixtures	3 years
Office equipment	1 to 5 years
Leasehold improvement	Shorter of the lease term or 5 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of income. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

2	Summary of significant accounting policies (continued)

Intangible assets, net

The useful life of the intangible assets is assessed to be finite. Amortization is computed using the straight-line method over the estimated useful life as follows:

Software cost	10 years
Patent	20 years

The software cost is primarily attributable to No-Code Rapid Mobile App Development (RMAD) platform which allows mobile and non-mobile developers to build mobile applications with simple drag-and-drop. The software cost pertains to payroll and payroll-related costs for employee’s time spent on software projects, and fees paid to third parties for development. Costs incurred in relation to individual projects are capitalized only when the future economic benefit of the project is probable and the following main conditions are met: (i) the development cost can be measure reliably, (ii) the technological feasibility of the product has been established and (iii) therefore it is the intention of management to complete the intangible asset and sell it.

Patents are patents of service management, OK365® and TableQR® wordmarks.

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. As of December 31, 2024 and 2025, no impairment of long-lived assets was observed and recognized.

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	- observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	- other inputs that are directly or indirectly observable in the marketplace.
Level 3	- unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, contract assets and liabilities, accounts payable, other payables to related parties, contract liabilities, and accruals and other payables approximate their fair values because of their generally short maturities.

Fair value measurements

The fair value of bank loans payable had been determined based on the variable nature of the interest rates and the proximity to the issuance date. The following table presents the fair value and carrying value of the Company’s long-term investment and bank loans as of December 31, 2024 and 2025:

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets – December 31, 2024 (S$)
Long-term investment (a)	$-	$-	$1,000,000	$1,000,000
Liabilities – December 31, 2024 (S$)
Bank loans	$-	$503,579	$-	$547,842

2	Summary of significant accounting policies (continued)

	Fair Value			Carrying
	Level 1	Level 2	Level 3	Value
Assets – December 31, 2025 (S$)
Long-term investment (a)	$-	$-	$3,890,000	$3,890,000

Liabilities – December 31, 2025 (S$)
Bank loans	-	$246,664	$-	$267,316

Assets – December 31, 2025 (US$)
Long-term investment (a)	-	$-	$3,025,119	$3,025,119

Liabilities – December 31, 2025 (US$)
Bank loans	$-	$191,822	$-	$207,882

(a)

On October 18, 2024, Orangekloud Technology Inc. (“ORKT” or the “Company”) announced the signing of an Investment Agreement with Evvo Labs Pte. Ltd (“Evvo Labs”), an established Cybersecurity company in Singapore, to invest S$1,000,000 for a 3.23% shareholding stake in Evvo Labs. The strategic investment would enable ORKT to leverage Evvo Labs’ cybersecurity capabilities to elevate ORKT’s offerings of digital transformation solutions, benefitting the Company’s end-user enterprise customers. Around November 11, 2024, 20,588 ordinary shares of Evvo Labs, representing approximately 3.23% of the total shareholding of Evvo Labs, were issued to Orangekloud Investments Pte Ltd.

Around November and December 2025, Orangekloud exchanged its entire equity interests in Evvo Labs Pte Ltd to 1,001,199 class A ordinary shares of Evvolutions LeadTech Inc (“EVVO”), a Cayman-incorporated entity which then held 100% shares in Evvo Labs. EVVO filed its F-1 Registration Statement with the US Securities & Exchange Commission on 10 Dec 2025, in connection with a proposed IPO New York Stock Exchange, and subsequently announced its plans to offer up to 3.3 million IPO shares at a price range of US$4 to US$5 under the ticker symbol of “EVVO” (as shown in NASDAQ website).

The Company accounts for its investment in EVVO in accordance with ASC 321, Investments — Equity Securities, and measures the investment at fair value, with changes in fair value recognized in earnings. As at December 31, 2025, the fair value of the investment was estimated using a combination of observable and unobservable inputs, including the low end of the proposed IPO price range published on the NASDAQ website, following its Form F-1 filing with the US Securities & Exchange Commission (SEC), adjusted for an estimated discount of 25% to reflect factors including IPO completion risk, market volatility, and lack of liquidity. Comparison was also made to the average price-earnings and price-to-sales ratios, as well as EVVO’s forward sales and profits – as prepared by EVVO in consultation with its underwriter - for benchmarking reference. The investment is classified within Level 3 of the fair value hierarchy due to the use of some unobservable inputs. The resulting amount was translated into the Company’s functional currency using the year-end spot exchange rate. During the year, the Company recognized an unrealized gain of S$2.89 million, which is presented as unrealized gain on equity securities in profit or loss under US GAAP.

There is no transfer between the levels for the years ended December 31, 2024 and 2025.

Revenue recognition

The Company accounts for its revenue under ASC Topic 606, Revenue from Contracts with Customers. The five-step model defined by ASC Topic 606 requires the Company to:

(1) identify its contracts with customers;

(2) identify its performance obligations under those contracts;

(3) determine the transaction prices of those contracts;

(4) allocate the transaction prices to its performance obligations in those contracts; and

(5) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised services are transferred to the client in an amount that reflects the consideration expected in exchange for those services.

Revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services.

The Company generates revenue from the following streams:

(1) Sales of Packaged software solutions

The Company enters into packaged software solution contracts with brand-named software and IT product/service providers for consideration that can include various combinations of products and services, which are generally capable of being distinct and accounted for as separate performance obligations.

Certain contracts may include the Company’s performance obligations to arrange the IT products/service to be provided by the brand-named providers. The Company considers the following indicators amongst others when determining whether it is acting as a principal in the contract where revenue would be recorded on a gross basis:

(i)	the Company is primarily responsible for arranging the promise to provide the specified products or services;
(ii)	the Company has inventory risk before the specified products/services have been transferred to a customer or after transfer of control to the customer; and
(iii)	the Company has discretion in establishing the price for the specified products or services delivered.

2	Summary of significant accounting policies (continued)

Revenue recognition (continued)

In these arrangements, as the company assumes the principle role in these transactions, revenue is recognized in the amount of the gross fee associated with them being a principle. These arrangements primarily relate to the sale of third party software and services and the Company is in charge of providing services for the coordination, holding, delivery and aftersales services of the software, and thereby assuming the inventory risk and has the full discretion in setting the prices for their these products and services.

Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may require judgment. The Company allocates the transaction price to each performance obligation in a contract based on its relative standalone selling price, or SSP. The SSP is the observable price at which the Company sells the product or service separately.

Products sold are without a right of return and consequently no sales returns allowance is considered necessary.

Packaged software solutions we contracted to sale include:

(a)	Third party licenses and services

Revenue generated from third party licenses sold are recognized upon transfer of control of licenses at point in time in an amount that reflects the consideration the Company expects to receive in exchange for the licenses. Third party licenses include third party licenses and products, and subscription of third-party hosting services.

In respect of third-party hosting services revenue, Microsoft Corporation (“Microsoft”) provides the hosting services when customers access their cloud offerings. The Company will bill and collect in advance from customers before purchase through Microsoft portal at fixed subscription term at annual basis. Microsoft will generate Admin ID, password, and Tenant ID based on the end customer’s name to register licenses for customer to access the portal for resource creation, then the control of license is considered transferred to customer. The Company does not have any other obligation during the remaining term. The third-party hosting services revenue is non-refundable based on Microsoft’s policy.

(b)	Subscription of No-code platform and mobile application

(a)	No-code platform and mobile application

The annual subscription revenue generated from our No-Code platform (eMOBIQ®, OK365®) are non-refundable while customer and Project Manager will sign off on “GO LIVE” document for our own project customers or acceptance of invoice for third party resellers or subscribers as evidence of right to access our platform. The subscription revenue is recognized over time of subscription.

(2)	Professional services and support revenue

(a)	Professional service revenue

Our professional service is primarily designed to modify or customize digital transformation solutions for our customers, among others, consultation, application development and deployment assistance and training related to our customers.

Professional services are billed under fixed-fee arrangements. Each project is assigned a total man-day and each task is allocated a specific number of man days split by specific tasks. Revenue is recognized based on the proportion of number of assigned man-days against the total allocated man days.

(b)	Support income

Support fee is from support post implementation of software projects. Revenue is recognized ratably over the contractual support period.

2	Summary of significant accounting policies (continued)

Contract Assets and contract liabilities

The contract assets primarily relate to the Company’s rights to bill for work completed but not billed at the reporting date. The contract assets are transferred to receivables until subsequent billing phase. The contract liabilities primarily relate to advance billing to customers based on the contract, for which project task has yet completed.

Segments

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by CODM, or decision making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s CODM for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the CODM, reviews operation results by the revenue of different services. Based on management’s assessment of their business operation and main product lines, the Company has determined that it has two operating segments based on product offered as defined by ASC 280 as follow.

1.	Sales of Packaged software solutions
2.	Sales of No-code platform and mobile application

Packaged software solutions

Organizations historically rely on packaged software and custom software solutions for their operations and business automation. The packaged software solutions segment acknowledges this reliance and aims to provide solutions to address unique business operating models and requirements, offering competitive advantages. It recognizes that standardized frameworks often necessitate organizations to conform their individual processes, needs, and systems of record.

No-code platform and mobile application

This segment focuses on providing a rapid development environment through a No-Code platform. The eMOBIQ® platform enables organizations to speed up their enterprise application development cycle by offering an intuitive and visual interface that requires no coding. The platform includes easy-to-use navigation tools and drag-and-drop application building components, facilitating the design process and enabling the launch of business applications in a faster and more productive manner. Additionally, it allows professional and citizen developers to utilize the platform, import custom plugins, and integrate with various ERP systems.

Concentrations and credit risk

The Company maintains cash with banks in Singapore (“SGN”). Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, with effect from April 1, 2024, a depositor has up to S$100,000   insured by Singapore Deposit Insurance Corporation (“SDIC”).

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company has designed its credit policies with an objective to minimize its exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

As of December 31, 2023, 2024 and 2025, the Company’s assets were located in Singapore and the Company’s revenue was principally derived from the operations in Singapore.

2	Summary of significant accounting policies (continued)

Concentrations and credit risk (continued)

For the year ended December 31, 2024, customer A and customer D each accounted for 6% of the Company’s total revenue, and 6% and 5% of the Company’s total accounts receivable as of December 31, 2024, respectively. For the year ended December 31, 2025, customer E, customer F and customer G accounted for 13%, 7% and 7% of the Company’s total revenue, and 1%, 25% and 48% of the Company’s total accounts receivable as of December 31, 2025, respectively.

For the year ended December 31, 2024, Microsoft Regional Sales Pte Ltd. and Ingram Micro Asia Marketplace Pte Ltd. accounted for 40% and 37% of the Company’s total purchases, and 47% and 12% of the accounts payable as of December 31, 2024, respectively. For the year ended December 31, 2025, Microsoft Regional Sales Pte Ltd., Ingram Micro Asia Marketplace Pte Ltd. and Agentis Intelligence Pte Ltd. accounted for 21%, 13% and 24% of the Company’s total purchases, and 74%, 12% and 0% of the accounts payable as of December 31, 2025, respectively.

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

i)	Defined contribution plans

Defined contribution plans are post-employment benefit plans under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid.

ii)	Short-term compensated absences

Employee entitlements to annual leave are recognized when they accrue to employees. A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the balance sheet date.

Related parties

The Company follows ASC 850 Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Foreign currency

The accompanying consolidated financial statements are presented in Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currencies of the Company are the Singapore Dollar, United State Dollars and Malaysia Ringgit.

Translations of the consolidated balance sheet, consolidated statement of income and consolidated statements of cash flows from S$ into US$ as of and for the years ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$ 0.7320 = S$1, as set forth in the statistical release of the Federal Reserve System on December 31, 2025. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

2	Summary of significant accounting policies (continued)

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carryforwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the years ended December 31, 2023,2024 and 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of Ordinary Share outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into Ordinary Share. When the Company has a loss, diluted shares are not included as their effect would be anti-dilutive. The Company has no dilutive securities or debt for each of the years end December 31, 2024 and 2025.

Recent Adopted Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, “Financial Instruments—Credit Losses”. The standard, including subsequently issued amendments (ASU 2018-19, ASU 2019-04, ASU 2019-05, ASU 2019-10 and ASU 2019-11), requires a financial asset measured at amortized cost basis, such as accounts receivable and certain other financial assets, to be presented at the net amount expected to be collected based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. In November 2019, the FASB issued ASU No. 2019-10 to postpone the effective date of ASU No. 2016-13 for public business entities eligible to be smaller reporting companies defined by the SEC to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted the updates as of January 1, 2023, with no material impact on the Company’s consolidated financial statements.

Recent Issued Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards. As result of the election, the Company’s financial statements may not be comparable to companies that comply with public company effective dates.

2	Summary of significant accounting policies (continued)

Recent Accounting Pronouncements (continued)

In November 2023, the FASB issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which amends and enhances the disclosure requirements for reportable segments. All disclosure requirements under this standard will also be required for public entities with a single reportable segment. This standard became effective for fiscal years beginning after December 15, 2023 and for interim periods within fiscal years beginning after December 15, 2024. The Company adopted this standard in the fourth quarter of 2024, which did not have a material impact on the consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The ASU is effective for public business entities for annual periods beginning after December 15, 2024. The Company adopted this ASU in fiscal year 2025. As the amendments relate to disclosure requirements only, the adoption did not have a material impact on the Company’s consolidated financial statements.

In March 2024, the FASB issued ASU No. 2024-02, Codification Improvements-Amendments to Remove References to the Concepts Statements (“ASU 2024-02”). The amendments in this Update affect a variety of Topics in the Codification. The amendments apply to all reporting entities within the scope of the affected accounting guidance. This update contains amendments to the Codification that remove references to various Concepts Statements. In most instances, the references are extraneous and not required to understand or apply the guidance. In other instances, the references were used in prior statements to provide guidance in certain topical areas. ASU 2024-02 is effective for public business entities for fiscal years beginning after December 15, 2024. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2025. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. The Company does not expect to adopt this guidance early and does not expect the adoption of this ASU to have a material impact on its future consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires new disclosures to disaggregate prescribed natural expenses underlying any income statement caption. This ASU is effective for annual periods in fiscal years beginning after December 15, 2026, and interim periods within annual periods beginning after December 15, 2027. Early adoption is permitted. The ASU applies on a prospective basis for periods beginning after the effective date. However, retrospective application to any or all prior periods presented is permitted. The Company is currently evaluating the impact of adoption of this standard on its consolidated financial statements.

In September 2025, the FASB issued ASU 2025-06, which modernizes the accounting for internal-use software by removing references to project development stages and introducing a “probable-to-complete” capitalization threshold. The amendments are intended to better align accounting with contemporary software development methods, including agile and iterative development, which are commonly used in SaaS and platform-based businesses. The standard is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of this standard on its accounting for capitalized software development costs.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and cash flows.